May 3, 1999

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:    Office of Filings, Information and Consumer Services

RE:      Sage Life Investment Trust (the "Trust")
         File Nos. 333-45293 and 811-08623

Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on April 28, 1999.

Please return an electronic transmittal as evidence of your receipt of this filing. If you have any questions or comments please do not hesitate to contact the undersigned at (617) 535-0520.


Very truly yours,


/s/Edward Espinosa
Edward Espinosa


Cc:      Jim Bronsdon
         Muareen Murphy
         Kimberly Smith
         Julie Tedesco